COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

25. COMMITMENTS AND CONTINGENCIES

25.1 Other operating commitments

In October 2016, the Group had raised RMB57.5 million (US$9.0 million), and the Group planned to raise an additional RMB100.0 million (US$15.7 million) until CrossFire New Mobile Game is launched. Under this fundraising arrangement, the Group will share certain percentages of revenues from CrossFire New Mobile Game to investors providing funding to the Group. The Group does not plan to finance the remaining RMB100.0 million (US$15.7 million) from the planned fundraising arrangement. The Group is obligated to pay an amount of US$2.0 million within 30 days after commercial launch date of the game to Smilegate as minimum guarantee for royalty. In April 2020, Inner Mongolia Culture Assets and Equity Exchange filed a civil claim against Wuxi Qudong and Shanghai IT based on the cooperation agreement entered in September 2016. Inner Mongolia Culture Assets and Equity Exchange claims to request a refund of RMB57.5 million (US$9.0 million) which the Group has previously raised to finance the early phase development of CrossFire New Mobile Game and the interest compensation on the fund raised amounting to RMB4.6 million (US$0.7 million). On October 20, 2020, Intermediate Court of Changsha City, Hunan Province issued a decision to reject all claims against the Group. As of the filing date of this report, Inner Mongolia Culture Assets and Equity Exchange did not appeal against the sentence of the court in the period granted and no further claim filed by Inner Mongolia Culture Assets and Equity Exchange against the Group.

In June 2017, Shanghai IT entered into an investment agreement with the shareholders of Beijing Ti Knight where Shanghai IT will invest a total of RMB9.0 million (US$1.4 million) in Beijing Ti Knight. As of December 31, 2021, Shanghai IT has invested RMB4.9 million (US$0.8 million) and has a remaining capital contribution commitment amounting to RMB4.1 million (US$0.6 million). Shanghai IT’s purchase commitment amounting to RMB6.8 million (US$1.1 million) for the outsourcing development agreement entered on October 9, 2016 with Beijing Ti Knight will be waived if Shanghai IT’s accumulated investment in Beijing Ti Knight is more than RMB6.0 million (US$0.9 million). Hence, as of December 31, 2021, the Group has both a capital commitment and a purchase commitment amounting to RMB4.1 million (US$0.6 million) and RMB6.8 million (US$1.1 million), respectively, but the purchase commitment will be waived under the condition that accumulated investment in Beijing Ti Knight by Shanghai IT is more than RMB6.0 million (US$0.9 million). As of December 31, 2021, the agreements have not been terminated but the outsourcing development of the related game has been transferred to a third-party company.

In September 2020, the Group entered into a master cooperation and publishing agreement with Voodoo, a French game developer and publisher, to cooperate on the publishing and operations of casual games in mainland China. Pursuant to the master cooperation and publishing agreement and amendment agreement entered in December 2020, the Group obtained exclusive licenses of several games developed by Voodoo. Voodoo granted the Group an exclusive, sub-licensable license to test, perform, market, promote, distribute, reproduce, modify, support and/or otherwise use or exploit such games directly or through authorized contractors in mainland China for a maximum period of three years, commencing upon the upload and distribution of the underlying games on any platform. In consideration for the exclusive license granted to the Group and as a minimum guarantee payment, the Group is to pay an aggregate amount of US$13.0 million in cash to Voodoo based on the agreed timetable, subject to satisfaction of certain conditions related to delivery of games by Voodoo, including an upfront payment of US$3.0 million that the Group has paid in September 2020. After the Group turned its business focus to blockchain business in 2021, such game development had been ceased.

Shanghai Jiucheng Advertisement Co., Ltd. (“Jiucheng Advertisement”) was previously a subsidiary of the Company. In October 2016, the Group’s equity interest in Jiucheng Advertisement was 44.5%. In December 2016, the Group entered into an agreement with third-party investors of Jiucheng Advertisement. According to the agreement, the Group would repurchase an additional 19.11% equity interest in Jiucheng Advertisement for $2.6 million from those third-party investors if Jiucheng Advertisement is not listed on the PRC’s National Equities Exchange and Quotations (“NEEQ”), commonly known as the New Third Board, before December 31, 2017. In March 2017, Jiucheng Advertisement was renamed as Shanghai Big Data Cultures & Media Co., Ltd. (“Big Data”). In September 2017, Big Data listed its shares on NEEQ. As Big Data has listed its shares on NEEQ and has fulfilled its obligation, the Group was relieved of its obligation to repurchase 19.11% equity interest in Big Data from those third-party investors. After the listing, the Group holds a 44.46% equity interest in Big Data. In 2019, there was no change in the equity interest of Big Data and the Group has recorded share of loss on Big Data amounting to US$0.4 million was recognized. In 2019, due to weaker than expected operating performance, the investment in Big Data was fully impaired and an impairment loss of US$0.5 million was recorded for the year ended December 31, 2019. In October 2021, The9 wants to regain the control of Big Data since its NEEQ listing status may be useful in future. The9 paid $77K to acquire the additional ownership in Big Data from 44.46% to 51.80%. As of December 31,2021, the group has already paid RMB 1.3M, the Group plans to buy further shares from existing shareholders in the coming mouths, according to the signed agreement, the Group still has purchase commitment amounting to RMB 1.0 million as of December 31,2021.

In March 2021, the Group’s wholly-owned subsidiary NBTC Limited signed a Bitcoin mining machine purchase agreement with Bitmain Technologies Limited. Pursuant to the purchase agreement, the Company will purchase 24,000 Antminer S19j Bitcoin mining machines, which are scheduled to deliver starting from November 2021, for a total consideration of US$82.8 million payable in installments according to the agreed time schedule. As of December 31,2021, the group has already paid US$53.8 million.

In August 2021, we formally stepped into the NFT business. NFTSTAR Singapore Pte. Ltd., our Singapore wholly owned subsidiary, launched a NFT trading and community platform NFTSTAR. NFTSTAR is a NFT trading and community platform that provides users with purchase, trade, and interactive activities. NFTSTAR features NFT collections created by global stars licensed IPs. In November 2021, we have entered into license agreements with international sports stars pursuant to which they have, respectively, granted us license to use their likeness for production of NFTs. As of December 31,2021, the total sum paid under license agreements is US$15.4 million, the Group still has payment commitment amounting to US$44.8 million as of December 31,2021.

25.2 Contingencies

In August 2014, Red 5 issued 27,438,952 Series B redeemable convertible preferred shares of Red 5 to a new investor, Oriental Pearl. Due to the stock exchange transaction with L&A in 2016, a 37% share of the SBPS was owned by L&A as of December 31, 2019. Per Articles of Association of Red 5, major holders of SBPS, at any time on or after April 1, 2017 (the “Redemption Election”), can require Red 5 to redeem all, but not less than all, of the outstanding shares of SBPS, as applicable, in three equal annual installments. New Star, a wholly owned subsidiary of the Group, owns 39,766,589 Series A redeemable convertible preferred shares which have similar terms with the Series B redeemable convertible preferred shares. The redemption value of SBPS was US$16.5 million for the first installment, US$18.1 million for the second installment and US$19.9 million for the third installment. Since Red 5 is in a net liability position, the Group does not believe the preferred shareholders will request such redemption. As of the issuance date of these consolidated financial statements, there was no such preferred shareholder requiring Red 5 to redeem the preferred shares. In June 2021, the two directors of Red 5 assigned by New Star tendered their resignation as the directors of Red 5. Also, New Star submitted a letter of renunciation to Red 5 to confirm that New Star will not assign new directors to Red 5 in the future and renounce its right of business control of Red 5. The Group deconsolidated Red 5 from the Group in June 2021 accordingly.

Due to the Group’s failure to repay the convertible notes in a timely manner as stipulated in the previous deed of settlement and its amendments, in May 2020, Splendid Days obtained an injunction order from the Court of First Instance of the Hong Kong Special Administrative Region prohibiting the Group from disposing its assets worldwide up to the value of US$55.5 million and such injunction order was also registered in the High Court of the Republic of Singapore. In May 2020, Splendid Days also commenced an arbitration proceeding in Hong Kong under the rules of the Hong Kong International Arbitration Centre against the Group. The Group entered into a Settlement Deed with Splendid Days and other parties named therein to settle the Convertible Notes. The injunction order against the Group had been discharged. As of December 31, 2021, the arbitration proceeding has not been terminated. In April 2022 the Group has negotiated and intends to sign another settlement deed pursuant to which the Group agreed to pay Splendid Days and a third-party total of approximately USD 8.6 million in order to settle outstanding claims under the Convertible Notes. The Group recorded other payables for such estimated settlement amounts for RMB 54.7 million (US$ 8.6 million) for the year ended December 31, 2021. Upon the satisfaction of certain conditions set forth in the foregoing settlement deed, the arbitration proceeding will be terminated.